Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Land and Land Improvements	Buildings and Leasehold Improvements	Equipment	Computers	Construction in Progress	Total
Cost
As of December 31, 2025	$92	$7,797	$24,387	$465	$480	$33,221
Additions	—	2	5	1	378	386
Acquisitions and other	—	(1)	2	1	—	2
Transfers from construction in progress	—	33	144	1	(178)	—
Disposals	—	(2)	(98)	(2)	—	(102)
Effect of exchange rate changes	—	(2)	(11)	—	—	(13)
As of June 30, 2026	$92	$7,827	$24,429	$466	$680	$33,494

Accumulated Depreciation and Impairment
As of December 31, 2025	$32	$5,256	$20,261	$439	$10	$25,998
Additions	1	116	383	7	—	507
Disposals	—	(2)	(96)	(2)	—	(100)
Effect of exchange rate changes	—	(1)	(8)	—	—	(9)
As of June 30, 2026	$33	$5,369	$20,540	$444	$10	$26,396
Net book value as of June 30, 2026	$59	$2,458	$3,889	$22	$670	$7,098
For the three months ended June 30, 2026 and 2025, depreciation expense of property, plant and equipment was $255 million and $292 million, respectively. For the six months ended June 30, 2026 and 2025, depreciation expense was $507 million and $602 million, respectively.